Investments in associates and joint ventures (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 1,330,460	$ 1,552,694	$ 1,931,934
Effects of equity method through:
Profit or loss	165,836	93,538	61,345
Other comprehensive income	137,562	(14,752)	124,645
Dividends declared	(90,350)	(285,961)	(426,837)
Impairment (Note 16.1.2)	300,828	(15,059)	(127,858)
Reclassifications			(10,535)
Closing balance	1,844,336	1,330,460	1,552,694
Joint ventures [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,105,282	1,303,157	1,862,418
Effects of equity method through:
Profit or loss	59,928	46,869	13,046
Other comprehensive income	135,831	(14,752)	(49,127)
Dividends declared	(3,503)	(224,837)	(384,787)
Impairment (Note 16.1.2)	302,136	(5,155)	(127,858)
Reclassifications			(10,535)
Closing balance	1,599,674	1,105,282	1,303,157
Associates [member]
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	225,178	249,537	69,516
Effects of equity method through:
Profit or loss	105,908	46,669	48,299
Other comprehensive income	1,731	0	173,772
Dividends declared	(86,847)	(61,124)	(42,050)
Impairment (Note 16.1.2)	(1,308)	(9,904)	0
Reclassifications			0
Closing balance	$ 244,662	$ 225,178	$ 249,537